Aggressive Investors 1 Fund
FUND SUMMARY: AGGRESSIVE INVESTORS 1 FUND
Investment Objective:
The Aggressive Investors 1 Fund (the “Fund”) seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Aggressive Investors 1 Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aggressive Investors 1 Fund Class N
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.96%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Aggressive Investors 1 Fund | Class N | USD ($)	98	306	531	1,178

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies:
The Fund invests in a diversified portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, NYSE MKT and NASDAQ. Bridgeway Capital Management, Inc. (the “Adviser”) selects stocks for the Fund using a statistically driven approach. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser believes have a lower probability of price decline over the long term, though the stock price may be more volatile in the short term. The Fund may invest in stocks for which there is relatively low market liquidity, as periodically determined by the Adviser based on the stock’s trading volume. The Fund may also use aggressive investment techniques such as:
  leveraging (borrowing up to 50% of its net assets from banks), purchasing and selling futures and options on individual stocks and stock market indexes to increase or decrease the Fund’s exposure to stock market risk in order to attempt to maintain a more constant level of risk, purchasing and selling financial or commodity futures and options to diversify risk, entering into short-sale transactions (up to 20% of its total assets), investing up to 20% of its total assets in a single company, investing up to 15% of its total assets in foreign securities (as defined below), and short-term trading (buying and selling the same security in less than a three-month timeframe).
For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The Fund sometimes invests in a smaller number of companies than other mutual funds.

The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks:
Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money.

Since the Fund invests in companies of any size and because there are a larger number of small and less liquid companies that the Fund could invest in, the Fund may bear the short-term risk (volatility) associated with small companies, especially in the early stages of an economic or stock market downturn.

The Fund may also exhibit higher volatility due to the use of aggressive investment techniques including futures, options, and leverage. Futures and options may not always be successful hedges, and their prices can be highly volatile. They may not always successfully manage risk. Using futures and options could lower a Fund’s total return, and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts. Leverage created from borrowing may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Individual short-sale positions can theoretically expose the Fund to unlimited loss on such positions, although the Adviser seeks to mitigate this potential loss by limiting a single short-sale position to 2.5% of the Fund’s net assets at the time of opening the position.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

The Fund may invest in a small number of companies, which will likely add to Fund volatility.

The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Performance:
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with the S&P 500® Index, which is an unmanaged, market value weighted index that measures the performance of 500 large companies and is considered a broad measure of market performance. In addition, the Fund’s performance is compared to the Russell 2000® Index, an unmanaged, market value weighted index that measures the performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.
Aggressive Investors 1 Fund <br/>Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/18 through 9/30/18 was -0.84%.

During the periods illustrated in this bar chart, the Fund's highest quarterly return and lowest quarterly return were:

	Quarter	Total Return
Highest Return:	Q4 10	14.79%
Lowest Return:	Q4 08	-32.80%

Average Annual Total Returns (For the periods ended 12/31/17)
Average Annual Total Returns - Aggressive Investors 1 Fund		1 Year	5 Years	10 Years
Class N		18.44%	15.85%	3.83%
Class N | Return After Taxes on Distributions	[1]	18.44%	15.76%	3.60%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	[1]	10.44%	12.80%	2.94%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		21.83%	15.79%	8.50%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)		14.65%	14.12%	8.71%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.